RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	₽ 576,662	₽ 522,757
Financing cash flows	(71,214)	(27,360)
Operating cash flows	(11,548)	(12,622)
Acquisitions/Disposals	1,881	(119)
Foreign exchange movement	107	5,497
Other comprehensive income	62	150
Change in fair value	(62)	(53)
Other changes	55,571	36,400
Change in retained earnings	61,967	52,012
Liabilities arising from financial activities - end of year	613,426	576,662
Notes [Member]
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	208,155	183,935
Financing cash flows	(16,504)	18,590
Foreign exchange movement	187	7,674
Other changes	158	(2,044)
Liabilities arising from financial activities - end of year	191,996	208,155
Bank and other loans
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	221,113	159,384
Financing cash flows	48,718	60,055
Acquisitions/Disposals	1,735	26
Other comprehensive income	(10)
Other changes	(1,413)	1,648
Liabilities arising from financial activities - end of year	270,143	221,113
Lease obligation
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	150,814	155,308
Financing cash flows	(16,516)	(15,054)
Operating cash flows	(11,548)	(12,173)
Acquisitions/Disposals	146	(145)
Foreign exchange movement	45	1,405
Other comprehensive income	72	150
Other changes	31,496	21,323
Liabilities arising from financial activities - end of year	154,509	150,814
Payables related to repurchase of common stock
Reconciliation of liabilities arising from financial activities
Financing cash flows	(21,483)	(16,028)
Other changes	21,483	16,028
Dividends payable
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	109	23,080
Financing cash flows	(61,955)	(74,923)
Other changes	(53)	(60)
Change in retained earnings	61,967	52,012
Liabilities arising from financial activities - end of year	68	109
Payables related to transactions under common control
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year		22
Financing cash flows	(3,474)
Other changes	3,474	(22)
Liability under put option agreement
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	62	73
Change in fair value	(62)	(53)
Other changes		42
Liabilities arising from financial activities - end of year		62
Derivative Instruments
Reconciliation of liabilities arising from financial activities
Liabilities arising from financial activities - beginning of year	(3,591)	955
Operating cash flows		(449)
Foreign exchange movement	(125)	(3,582)
Other changes	426	(515)
Liabilities arising from financial activities - end of year	₽ (3,290)	₽ (3,591)